EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Numerator [Abstract]
Net income attributable to common shareholders	$ 9,606	$ 54,050	$ 47,678	$ 99,015
Denominator [Abstract]
Weighted average shares outstanding-Basic (in shares)	30,481,069	32,053,830	30,623,455	32,341,674
Weighted average shares outstanding-Diluted (in shares)	30,481,069	32,187,115	30,623,455	32,396,717
Basic [Abstract]
Distributed earnings (in dollars per share)	$ 0	$ 0	$ 0	$ 0
Undistributed income (in dollars per share)	0.32	1.69	1.56	3.06
Basic earnings per share (in dollars per share)	0.32	1.69	1.56	3.06
Diluted [Abstract]
Distributed earnings (in dollars per share)	0	0	0	0
Undistributed income (in dollars per share)	0.32	1.68	1.56	3.06
Diluted earnings per share (in dollars per share)	$ 0.32	$ 1.68	$ 1.56	$ 3.06
SARs [Member]
Denominator [Abstract]
Dilutive common equivalent shares (in shares)	0	133,285	0	55,043